NOTES PAYABLE AND OTHER DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
NOTES PAYABLE AND OTHER DEBT [Abstract]
NOTES PAYABLE AND OTHER DEBT

7.

NOTES PAYABLE AND OTHER DEBT

Long-term debt consists of the following at September 30, 2013, and December 31, 2012:

Convertible Notes Payable

	September 30, 2013	December 31, 2012

Convertible notes in the aggregate principal amount of $750,000. The notes accrue interest at an annual rate of 8.5%, mature in February 2015 and are convertible into common stock at a conversion rate of $0.381 (adjusted for stock dividend) per share. In connection with the issuance of the notes, the Company issued to the investors five-year warrants to purchase 984,375 shares of common stock at an exercise price of $0.381 (adjusted for stock dividend) per share. The Company recorded a discount related to the warrants and beneficial conversion feature of $391,771 based upon the relative fair value of the warrants calculated using the Black Scholes valuation method and the following assumptions: volatility of 92.82%, an expected term of five years, a risk-free discount rate of 0.86%, and no dividends. As of September 30, 2013, the unamortized amount of the discount was $272,704 and accrued interest was $38,958. The Company began making quarterly interest payments on October 1, 2013, for accrued interest on these convertible notes.

	$477,296	$-

Convertible notes in the aggregate principal amount of $1,195,000. The notes accrue interest at an annual rate of 10%, matured in the quarter ended March 31, 2013 and were convertible into common stock at a conversion rate of $0.70 per share. In connection with the issuance of the notes, the Company issued to the investors five-year warrants to purchase 875,000 shares of common stock at an exercise price of $0.70 per share. The Company recorded a discount related to the warrants of $302,387 based upon the relative fair value of the warrants calculated using the Black Scholes valuation method and the following assumptions: volatility of 100.73% to 112.55%, an expected term of five years, a risk-free discount rates of 1.74% to 2.06%, and no dividends. During the second quarter of 2013, the Company repaid an aggregate of approximately $1.1 million of principal and interest on the notes. Holders of an aggregate of $295,000 of principal agreed to extend the maturity of their notes to March 2014. As consideration of the extensions the Company reduced the conversion price of the extended notes to $0.42 and issued warrants to purchase 368,467 shares of common stock for $0.42 per share over five years. As a result of extending the notes, the Company recorded additional discounts for beneficial conversion feature and relative fair value of the warrants totaling $111,738, which is being amortized through the extended maturity of the notes. As of September 30, 2013, and December 31, 2012, the unamortized amount of the discounts was $54,695 and $21,874, respectively. Accrued interest at September 30, 2013 and December 31, 2012 was $80,533 and $228,189, respectively.

	240,305	1,203,126

Total	717,601	1,203,126
Less Current Portion, net of discounts	(240,305)	(1,203,126)
Convertible notes payable, long term, net of discounts	$477,296	$-

A summary of convertible notes payable and the related discounts as of September 30, 2013, and December 31, 2012 is as follows:

	September 30, 2013	December 31, 2012
Principal amount of convertible notes payable	$1,045,000	$1,225,000
Unamortized discount	(327,399)	(21,874)
Convertible notes payable, net of discount	717,601	1,203,126
Less: current portion	(240,305)	(1,203,126)
Convertible notes payable, net of discount, less current portion	$477,296	$-

Note Payable

On January 1, 2012, the Company reclassified a non-interest bearing unsecured note payable to a former director totaling $272,399 of which $170,249 and $204,299 was outstanding at September 30, 2013, and December 31, 2012, respectively, from related party debt due to lack of on-going affiliation with the lender. The note is payable in quarterly payments of $17,025. Accordingly, $85,125 is included as a current liability in the accompanying unaudited condensed consolidated financial statements.

Financing Obligations

	September 30, 2013	December 31, 2012
Secured equipment notes payable in monthly installments of $3,406 over 60 months, maturing in July 2016 and accruing interest at an annual rate of 6.75%	$107,934	$132,430

Secured vehicle notes payable in monthly installments of $1,046 over 72 months, maturing in September 2019 and accruing interest at an annual rate of 9.65%.	56,212	-

Secured non-interest bearing, equipment notes payable in monthly installments of $8,000 over 6 months, matured in February 2013.	-	16,000

Secured vehicle notes payable in monthly installments totaling $878 over 60 months accruing interest at an annual rate of 9.0%. The vehicle notes payable were repaid during the nine months ended September 30, 2013.	-	18,368

Financing for insurance premiums payable in nine monthly installments of $19,120 accruing interest at 4.56%. The final payment is due in October 2013.	19,048	-

Secured non-interest bearing, software notes payable in monthly installments totaling $4,215 over 12 months with a $1 purchase option at the end of the lease agreement in August 2013.	-	36,362

Total	183,194	203,160
Less Current Portion	(64,144)	(96,548)
Financing obligations, long-term portion	$119,050	$106,612

Capital Lease Obligation

The Company entered into a capital lease to purchase a forklift costing $78,896 in July of 2012. The lease is payable in 60 monthly installments of $1,491 including interest at an implied rate of 5.05% through July 2017. The Company is entitled to buy the equipment for a bargain purchase price of $1 at the end of the lease.

Future minimum lease payments under this capital lease obligation as of September 30, 2013, by fiscal year, are as follows:

For the year ended September 30,	Payment
2014	$17,888
2015	17,888
2016	17,888
2017	13,416
Total	67,080
Less implied interest	(6,086)
Capital lease obligation	60,994
Less current potion	(15,155)
Long-term portion	$45,839

Third Party Debt

Aggregate annual maturities of third party debt are as follows as of September 30, 2013:

For the year ended September 30,	Amount
2014	$459,424
2015	879,513
2016	75,853
2017	23,087
2018	9,999
2019	11,561
Total debt- face value	1,459,437
Less: unamortized discount	(327,399)
Net debt	$1,132,038

8.

NOTES PAYABLE AND OTHER DEBT

Long-term debt, other than debt held by related parties (see Note 9), consists of the following at December 31, 2012 and 2011:

Convertible Notes Payable

2012	2011

Convertible notes in the aggregate principal amount of $1,075,000. The notes accrue interest at an annual rate of 10%, matured in March 2013 (two lenders extended the January 2013 due dates to March 2013 and one was repaid in January 2013) and are convertible into common stock at a conversion rate of $0.70 per share. In connection with the issuance of the notes, the Company issued to the investors five-year warrants to purchase 767,857 shares of common stock at an exercise price of $0.70 per share. The Company recorded a discount related to the warrants of $270,259 based upon the relative fair value of the warrants calculated using the Black Scholes valuation method and the following assumptions: volatility of 100.73% to 112.55%, an expected term of five years, a risk-free discount rates of 1.95% to 2.06%, and no dividends. As of December 31, 2012 and 2011, the unamortized amount of the discount was $21,874 and $157,005, respectively.

$1,053,126	$917,995

Convertible notes in the principal amount of $150,000. The notes accrue interest at an annual rate of 10%, matured in early February and March 2013 and are convertible into common stock at a conversion rate of $0.70 per share. In connection with the issuance of the notes, the Company issued to the investor five-year warrants to purchase 107,143 shares of common stock at an exercise price of $0.70 per share. The notes were originally due in December 2012 and were extended by approximately 60 to 90 days, respectively as shown above. The Company evaluated ASC 470-50, Debt - Modifications and Extinguishments and determined that the note extensions were not considered a debt modification or extinguishment. The Company recorded a discount related to the warrants of $32,128 based upon the relative fair value of the warrants calculated using the Black Scholes valuation method and the following assumptions: volatility of 108.52%, an expected term of five years, a risk-free discount rate of 1.74%, and no dividends. As of December 31, 2011, the unamortized amount of the discount was $14,892. As of December 31, 2012, there was no amortized portion of the debt discount.

150,000	135,108

	2012	2011

Convertible note in the principal amount of $275,000. The note was issued at a discount for gross proceeds of $250,000 and was convertible into common stock at a conversion rate of $0.70 per share. In connection with the issuance of the convertible note, the Company issued to the investor five-year warrants to purchase 196,429 shares of common stock at an exercise price of $0.70 per share. The Company recorded an original issue discount of $25,000 and a discount related to the warrants of $58,988 based upon the relative fair value of the warrants calculated using the Black Scholes valuation method and the following assumptions: volatility of 109.1%, an expected term of five years, a risk-free discount rate of 1.51%, and no dividends. In March 2012, the entire amount of outstanding principal and accrued interest totaling $275,000 was converted into 392,857 shares of common stock. As of December 31, 2011, the unamortized amount of the discount was $39,546.

	-	235,454

Convertible note in the principal amount of $550,000. The note was issued at a discount for gross proceeds of $500,000 and was convertible into common stock at a conversion rate of $0.70 per share. In connection with the issuance of the convertible note, the Company issued to the investor five-year warrants to purchase 392,857 shares of common stock at an exercise price of $0.70 per share. The Company recorded an original issue discount of $50,000 and a discount related to the warrants of $145,492 based upon the relative fair value of the warrants calculated using the Black Scholes valuation method and the following assumptions: volatility of 109.1%, an expected term of five years, a risk-free discount rate of 1.51%, and no dividends. In April 2012, the entire amount of outstanding principal and accrued interest totaling $550,000 was converted into 785,714 shares of common stock. As of December 31, 2011, the unamortized amount of the discount was $101,819.

	-	448,181
Total	1,203,126	1,736,738
Less Current Portion	(1,203,126)	(370,561)
	$-	$1,366,177

A summary of convertible notes payable and the related discounts as of December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Principal amount of convertible notes payable	$1,225,000	$2,050,000
Unamortized discount	(21,874)	(313,262)
Convertible notes payable, net of discount	1,203,126	1,736,738
Less: current portion	(1,203,126)	(370,561)
Convertible notes payable, net of discount, less current portion	$-	$1,366,177

Note Payable

On January 1, 2012, the Company reclassified a non-interest bearing unsecured note payable to a former director totaling $272,399 of which $204,299 was outstanding at December 31, 2012 from related party debt due to lack of on-going affiliation with the lender. The note is payable in quarterly payments of $17,025. Accordingly, $68,100 is included as a current liability in the accompanying consolidated financial statements.

Financing Obligations

	2012	2011
Secured equipment notes payable in monthly installments of $3,406 over 60 months, maturing in July 2016 and accruing interest at an annual rate of 6.75%	$132,430	$163,225

Secured non-interest bearing, equipment notes payable in monthly installments of $8,000 over 6 months, maturing in February 2013.	16,000	-

Secured vehicle notes payable in monthly installments totaling $878 over 60 months accruing interest at an annual rate of 9.0%. In May of 2012, one of the three vehicle notes outstanding at the beginning of the year was repaid early and such repayment amounted to $24,949.	18,368	54,122

Secured non-interest bearing, software notes payable in monthly installments totaling $4,215 over 12 months with a $1 purchase option at the end of the lease agreement in August 2013.	36,362	-
Total	203,160	217,347
Less Current Portion	(96,548)	(49,299)
	$106,612	$168,048

Capital Lease Obligation

The Company entered into a capital lease to purchase a forklift costing $78,896 in July of 2012. The lease is payable in 60 monthly installments of $1,491 including interest at a rate of 5.05% through July 2017. The Company is entitled to buy the equipment for a bargain purchase price of $1 at the end of the lease.

Future minimum lease payments under this capital lease obligation as of December 31, 2012, by fiscal year, are as follows:

Fiscal Year	Payment
2013	$17,892
2014	17,892
2015	17,892
2016	17,892
2017	8,946
Total	80,514
Less interest	(8,645)
Capital lease obligation	71,869
Less current potion	(14,593)
Long-term portion	$57,276

Aggregate annual maturities of third party debt are as follows at December 31, 2012:

Fiscal Year	Amount
2013	$1,404,241
2014	127,279
2015	123,706
2016	40,289
2017	8,814
Total debt- face value	1,704,329
Less: unamortized discount	(21,874)
Net debt	$1,682,455